Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 1,659,669	$ 2,035,447
Restricted cash	364,456	329,180
Trade receivables	73,877	64,923
Flight equipment held for operating leases, net	32,396,827	31,501,973
Maintenance rights intangible and lease premium, net	1,501,858	2,167,925
Flight equipment held for sale	630,789	107,392
Net investment in finance and sales-type leases	995,689	755,882
Prepayments on flight equipment	2,930,303	3,265,979
Other intangibles, net	355,512	397,101
Deferred income tax assets	151,234	215,445
Other assets	979,930	779,206
Total Assets	42,040,144	41,620,453
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,017,374	1,132,536
Accrued maintenance liability	2,461,799	2,750,576
Lessee deposit liability	827,470	859,099
Debt	28,420,739	27,716,999
Deferred income tax liabilities	673,948	578,979
Commitments and contingencies
Total Liabilities	33,401,330	33,038,189
Ordinary share capital, €0.01 par value, 350,000,000 ordinary shares authorized as of December 31, 2017 and 2016; 167,847,345 and 187,847,345 ordinary shares issued and 152,992,101 and 176,247,154 ordinary shares outstanding (including 3,007,752 and 3,426,810 shares of unvested restricted stock) as of December 31, 2017 and 2016, respectively	2,058	2,282
Additional paid-in capital	3,714,563	4,505,019
Treasury shares, at cost (14,855,244 and 11,600,191 ordinary shares as of December 31, 2017 and 2016, respectively)	(731,442)	(490,092)
Accumulated other comprehensive income (loss)	14,274	(1,769)
Accumulated retained earnings	5,580,257	4,509,007
Total AerCap Holdings N.V. shareholders’ equity	8,579,710	8,524,447
Non-controlling interest	59,104	57,817
Total Equity	8,638,814	8,582,264
Total Liabilities and Equity	$ 42,040,144	$ 41,620,453